CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Accounts receivable, allowance	$ 24	¥ 156	$ 48	¥ 316
Current liabilities	$ 61,184	399,222		¥ 182,764
Ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized			500,000,000	500,000,000
Ordinary shares shares issued			215,053,763	215,053,763
Ordinary shares, shares outstanding			215,053,763	215,053,763
VIE
Accounts receivable, allowance	$ 24	156		¥ 316
Current liabilities	$ 59,130	¥ 385,822		¥ 182,764
Contingently redeemable ordinary shares
Contingently redeemable ordinary shares, par value | $ / shares	$ 0.0001		$ 0.0001
Contingently redeemable ordinary shares, shares issued	0	0	11,318,619	11,318,619
Contingently redeemable ordinary shares, shares outstanding	0	0	11,318,619	11,318,619
Class A ordinary shares
Ordinary shares, shares authorized	700,000,000	700,000,000
Ordinary shares shares issued	122,622,382	122,622,382
Ordinary shares, shares outstanding	122,622,382	122,622,382
Class B ordinary shares
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares shares issued	144,000,000	144,000,000
Ordinary shares, shares outstanding	144,000,000	144,000,000
undesignated
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares shares issued	0	0
Ordinary shares, shares outstanding	0	0